Non-current assets held for sale	12 Months Ended
Dec. 31, 2021
Non-current assets held for sale
Non-current assets held for sale

13. Non-current assets held for sale

a)   Breakdown

As of December 31, 2020 and 2021, non-current assets held for sale consist of foreclosed assets that amounted to 551 million pesos and 773 million pesos, respectively.

In 2019, 2020 and 2021, the Bank recognized from the sale of foreclosed assets a gain of 42 million pesos, a gain of 9 million pesos and a gain of 20 million pesos, respectively, under Gains/(losses) on disposal of non-current assets held for sale not classified as discontinued operations (net) in the consolidated income statement.

For the year ended December 31, 2019, 2020 and 2021 the Bank recognized an impairment loss of 370 million pesos, 119 million pesos and 27 million pesos, respectively, under Impairment losses on other assets (net) in the consolidated income statement.

b)   Changes

The changes in foreclosed assets in the consolidated balance sheet were as follows:

Foreclosed Assets

Cost:
Balances at January 1, 2020	935
Additions	172
Disposals	(437)
Impairment losses	(119)
Balances at December 31, 2020	551
Additions	559
Disposals	(310)
Impairment losses	(27)
Balances at December 31, 2021	773